UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038
                                   ---------


                          THE MONEY MARKET PORTFOLIOS
                          ---------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                            ------------------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
                                                               2005           2004            2003           2002           2001
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            ------------------------------------------------------------------------

Income from investment operations - net investment
   income ...............................................         0.020          0.009          0.014          0.026          0.059

Less distributions from net investment income ...........        (0.020)        (0.009)        (0.014)        (0.026)        (0.059)
                                                            ------------------------------------------------------------------------
Net asset value, end of year ............................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            ========================================================================

Total return ............................................          2.06%          0.94%          1.41%          2.63%          6.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................    $ 5,676,479    $ 5,505,394    $ 5,331,200    $ 4,734,196    $ 4,490,919

Ratios to average net assets:

   Expenses .............................................          0.16%          0.16%          0.15%          0.16%          0.16

   Expenses net of waiver and payments by affiliate .....          0.16%          0.15%          0.15%          0.15%          0.15%

   Net investment income ................................          2.04%          0.93%          1.39%          2.56%          5.91%


                         Annual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT 40.5%
   Abbey National North America, Stamford Branch, 3.06% - 3.29%, 7/11/05 - 8/24/05 ...............  $  150,000,000   $  150,001,903
   Bank of Montreal, Chicago Branch, 3.04% - 3.21%, 7/15/05 - 8/22/05 ............................     150,000,000      150,000,718
   Bank of Nova Scotia, Portland Branch, 3.15%, 8/05/05 - 8/08/05 ................................     150,000,000      150,000,000
   Banque Nationale de Paris, New York Branch, 2.255% - 3.265%, 8/16/05 - 8/24/05 ................     150,000,000      149,999,154
   Barclay's Bank PLC, New York Branch, 3.070% - 3.105%, 7/11/05 - 7/14/05 .......................     150,000,000      150,000,239
   Calyon North America Inc., New York Branch, 3.155%, 8/03/05 - 8/04/05 .........................     150,000,000      150,000,000
   Dexia Credit Local NY, New York Branch, 3.19%, 8/09/05 - 8/12/05 ..............................     150,000,000      150,001,699
   HBOS Treasury Services, New York Branch, 3.16%, 8/08/05 .......................................      50,000,000       50,000,262
   Landesbank Hessen Thueringen Girozentrale, New York Branch, 3.01% - 3.08%, 7/08/05 - 7/14/05 ..     150,000,000      150,000,359
   Lloyds Bank PLC, New York Branch, 3.17% - 3.29%, 8/08/05 - 8/26/05 ............................     150,000,000      150,001,795
   Rabobank Nederland N.V., New York Branch, 3.15%, 8/10/05 ......................................     100,000,000      100,001,104
   Royal Bank of Canada, New York Branch, 3.13%, 7/29/05 .........................................      75,000,000       75,000,290
   Royal Bank of Scotland, New York Branch, 3.115%, 7/25/05 ......................................     100,000,000      100,000,662
   Societe Generale North America, New York Branch, 3.04% - 3.10%, 7/01/05 - 7/19/05 .............     150,000,000      150,000,000
   Svenska Handelsbanken, New York Branch, 3.120% - 3.185%, 7/28/05 - 8/11/05 ....................     150,000,000      150,001,408
   UBS Finance Delaware LLC, Stamford Branch, 3.110% - 3.235%, 7/22/05 - 8/17/05 .................     125,000,000      125,001,084
   Westdeutsche Landesbank, New York Branch, 3.05%, 7/11/05 ......................................      50,000,000       50,000,000
   Westpac Banking Corp., New York Branch, 3.245%, 7/26/05 .......................................     150,000,000      150,000,519
                                                                                                                     ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,300,011,196) ...........................................                    2,300,011,196
                                                                                                                     ---------------

(a)COMMERCIAL PAPER 51.9%
   ANZ (Delaware) Inc., 7/21/05 - 8/09/05 ........................................................     175,000,000      174,545,417
   Commonwealth Bank of Australia, 7/18/05 - 8/22/05 .............................................     150,000,000      149,693,253
   Danske Corp., 8/11/05 - 8/19/05 ...............................................................     175,000,000      174,266,393
   Depfa Bank PLC, 7/06/05 - 7/07/05 .............................................................      50,000,000       49,976,625
   General Electric Capital Corp., 8/25/05 - 8/26/05 .............................................     150,000,000      149,250,750
   Gillette Co., 7/01/05 .........................................................................     250,000,000      250,000,000
   Goldman Sachs Group Inc., 7/18/05 - 7/20/05 ...................................................     150,000,000      149,759,999
   HBOS Treasury Services, 8/15/05 - 8/16/05 .....................................................     100,000,000       99,601,243
   ING U.S. Funding Corp., 7/07/05 - 8/23/05 .....................................................     150,000,000      149,606,708
   Merrill Lynch & Co. Inc., 7/01/05 - 7/08/05 ...................................................     225,000,000      224,918,751
   National Australia Funding Inc., 8/01/05 - 8/02/05 ............................................     150,000,000      149,583,938
   Nestle Capital Corp., 7/05/05 - 7/06/05 .......................................................     175,000,000      174,935,729
   Pepsico Inc., 8/23/05 .........................................................................      50,000,000       49,765,917
   Procter & Gamble Co., 7/25/05 - 7/27/05 .......................................................     100,000,000       99,779,861
   Royal Bank of Scotland PLC, 8/15/05 ...........................................................      50,000,000       49,802,500
   Shell Finance UK PLC, 7/18/05 - 7/20/05 .......................................................      50,000,000       49,923,750
   Siemens Capital Corp., 8/12/05 ................................................................     100,000,000       99,627,833
   Toronto Dominion Holding USA, 7/18/05 - 7/22/05 ...............................................     150,000,000      149,758,145
   Total Capital SA, 8/17/05 - 8/22/05 ...........................................................     150,000,000      149,343,913
   Toyota Motor Credit Corp., 8/29/05 - 8/30/05 ..................................................     150,000,000      149,184,167
   UBS AG Finance Delaware Inc, 7/01/05 ..........................................................     100,000,000      100,000,000
   Wal-Mart Stores Inc., 7/13/05 - 8/30/05 .......................................................     150,000,000      149,629,500
                                                                                                                     ---------------
   TOTAL COMMERCIAL PAPER (COST $2,942,954,392) ..................................................                    2,942,954,392
                                                                                                                     ---------------


28 | Annual Report

THE MONEY MARKET PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES 0.5%
   Federal Home Loan Bank, 7/01/05 ...............................................................  $   12,915,000   $   12,915,000
   Federal Home Loan Mortgage Corp., 7/01/05 .....................................................       3,390,000        3,390,000
   Federal National Mortgage Association, 7/01/05 ................................................       9,090,000        9,090,000
                                                                                                                     ---------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $25,395,000) ................................                       25,395,000
                                                                                                                     ---------------

   BANK NOTES (COST $150,003,105) 2.6%
   Bank of America NA, 3.12%, 7/26/05 - 7/27/05 ..................................................     150,000,000      150,003,105
                                                                                                                     ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,418,363,693) ..........................                    5,418,363,693
                                                                                                                     ---------------
(b)REPURCHASE AGREEMENTS 4.4%
   Deutsche Bank Securities Inc., 2.94%, 7/01/05 (Maturity Value $85,006,942)
     Collateralized by a U.S. Treasury Bills, 11/17/05 ...........................................      85,000,000       85,000,000
   Morgan Stanley & Co. Inc., 2.87%, 7/01/05 (Maturity Value $134,720,739)
     Collateralized by U.S. Treasury Notes, 3.875% - 4.00%, 3/15/10 - 5/15/10;
     and U.S. Treasury Bonds, 10.75%, 8/15/05 ....................................................     134,710,000      134,710,000
   UBS Securities LLC, 3.05%, 7/01/05 (Maturity Value $30,002,542)
     Collateralized by U.S. Government Agency Securities, 2.875%, 9/15/05 ........................      30,000,000       30,000,000
                                                                                                                     ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $249,710,000) ...............................................                      249,710,000
                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $5,668,073,693) 99.9% .................................................                    5,668,073,693
   OTHER ASSETS, LESS LIABILITIES 0.1% ...........................................................                        8,405,725
                                                                                                                     ---------------
   NET ASSETS 100.0% .............................................................................                   $5,676,479,418
                                                                                                                     ===============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


                         Annual Report | See notes to financial statements. | 29

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                   --------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                     2005        2004         2003       2002       2001
                                                                   --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............................   $   1.00     $    1.00   $   1.00   $   1.00   $   1.00
                                                                   --------------------------------------------------------
Income from investment operations - net investment income ......      0.020         0.009      0.013      0.024      0.056

Less distributions from net investment income ..................     (0.020)       (0.009)    (0.013)    (0.024)    (0.056)
                                                                   --------------------------------------------------------
Net asset value, end of year ...................................   $   1.00     $    1.00   $   1.00   $   1.00   $   1.00
                                                                   ========================================================

Total return ...................................................       1.99%         0.87%      1.34%      2.43%      5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................   $110,761     $ 117,815   $201,758   $226,676   $186,718

Ratios to average net assets:

   Expenses ....................................................       0.17%         0.16%      0.16%      0.16%      0.16%

   Expenses net of waiver and payments by affiliate ............       0.15%         0.15%      0.15%      0.15%      0.15%

   Net investment income .......................................       1.97%         0.87%      1.34%      2.33%      5.63%


30 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2005

--------------------------------------------------------------------------------------------------------------------
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                               PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
(a)U.S. GOVERNMENT SECURITIES 20.2%
   U.S. Treasury Bill, 7/15/05 ..................................................   $  5,000,000       $  4,993,904
   U.S. Treasury Bill, 7/28/05 ..................................................      2,500,000          2,495,078
   U.S. Treasury Bill, 8/11/05 ..................................................      2,500,000          2,491,786
   U.S. Treasury Bill, 8/18/05 ..................................................      2,500,000          2,490,783
   U.S. Treasury Bill, 8/25/05 ..................................................      2,500,000          2,488,710
   U.S. Treasury Bill, 10/06/05 .................................................      2,500,000          2,479,556
   U.S. Treasury Bill, 11/17/05 .................................................      2,500,000          2,469,449
   U.S. Treasury Bill, 12/22/05 .................................................      2,500,000          2,461,152
                                                                                                       -------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $22,370,418) ..........................                        22,370,418
                                                                                                       -------------

(b)REPURCHASE AGREEMENTS 88.8%

   ABN AMRO Bank, N.V., New York Branch, 2.67%, 7/01/05 (Maturity Value $10,000,742)
    Collateralized by U.S. Treasury Notes, 2.00%, 5/15/06 ........................    10,000,000         10,000,000
   Banc of America Securities LLC, 2.70%, 7/01/05 (Maturity Value $5,000,375)
    Collateralized by U.S. Treasury Notes, 4.00%, 4/15/10 ........................     5,000,000          5,000,000
   Barclays Capital Inc., 2.85%, 7/01/05 (Maturity Value $5,000,396)
    Collateralized by a U.S. Treasury Bills, 7/07/05 .............................     5,000,000          5,000,000
   Deutsche Bank Securities Inc., 2.94%, 7/01/05 (Maturity Value $19,161,565)
    Collateralized by a U.S. Treasury Notes, 0.00 - 6.625%, 10/6/05 - 5/15/07 ....    19,160,000         19,160,000
   Goldman, Sachs & Co., 2.70%, 7/01/05 (Maturity Value $10,000,750)
    Collateralized by U.S. Treasury Notes, 6.50%, 2/15/10 ........................    10,000,000         10,000,000
   Greenwich Capital Markets Inc., 2.85%, 7/01/05 (Maturity Value $15,001,188)
    Collateralized by U.S. Treasury Notes, 2.50%, 10/31/06 .......................    15,000,000         15,000,000
   Morgan Stanley & Co., 2.87%, 7/01/05 (Maturity Value $19,166,528)
    Collateralized by U.S. Treasury Notes, 10.75%, 8/15/05 .......................    19,165,000         19,165,000
   UBS Securities LLC, 2.85%, 7/01/05 (Maturity Value $15,001,188)
    Collateralized by U.S. Treasury Notes, 3.375%, 10/15/09 ......................    15,000,000         15,000,000
                                                                                                       -------------
   TOTAL REPURCHASE AGREEMENTS (COST $98,325,000) ................................                       98,325,000
                                                                                                       -------------
   TOTAL INVESTMENTS (COST $120,695,418) 109.0% ..................................                      120,695,418
   OTHER ASSETS, LESS LIABILITIES (9.0)% .........................................                       (9,934,020)
                                                                                                       -------------
   NET ASSETS 100.0% .............................................................                     $110,761,398
                                                                                                       =============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


                         Annual Report | See notes to financial statements. | 31

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                                    ----------------------------------
                                                                                           THE U.S.
                                                                                         GOVERNMENT
                                                                           THE           SECURITIES
                                                                      MONEY MARKET      MONEY MARKET
                                                                        PORTFOLIO         PORTFOLIO
                                                                    ----------------------------------
Assets:
   Investments in securities, at amortized cost .................   $  5,418,363,693   $   22,370,418
   Repurchase agreements, at value and cost .....................        249,710,000       98,325,000
                                                                    ----------------------------------
         Total investments ......................................      5,668,073,693      120,695,418
   Cash .........................................................              3,914            1,355
   Interest receivable ..........................................          9,161,968            7,730
                                                                    ----------------------------------
         Total assets ...........................................      5,677,239,575      120,704,503
                                                                    ----------------------------------
Liabilities:
   Payables:
      Investments securities purchased ..........................                 --        9,924,505
      Affiliates ................................................            704,700            7,925
      Distributions to shareholders .............................              7,233               62
   Other liabilities ............................................             48,224           10,613
                                                                    ----------------------------------
         Total liabilities ......................................            760,157        9,943,105
                                                                    ----------------------------------
Net assets, at value ............................................   $  5,676,479,418   $  110,761,398
                                                                    ==================================
Shares outstanding ..............................................      5,676,479,418      110,761,398
                                                                    ==================================
Net asset value per share .......................................   $           1.00   $         1.00
                                                                    ==================================


32 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the year ended June 30, 2005

                                                                             -------------------------------
                                                                                                 THE U.S.
                                                                                                GOVERNMENT
                                                                                  THE           SECURITIES
                                                                              MONEY MARKET     MONEY MARKET
                                                                               PORTFOLIO        PORTFOLIO
                                                                             -------------------------------
Investment income:
   Interest ..............................................................   $  128,511,065   $   2,410,476
                                                                             -------------------------------
Expenses:
   Management fees (Note 3a) .............................................        8,798,240         170,696
   Custodian fees (Note 4) ...............................................          119,166           2,196
   Reports to shareholders ...............................................            6,242           2,587
   Professional fees .....................................................           56,499          14,348
   Other .................................................................          174,147           4,716
                                                                             -------------------------------
      Total expenses .....................................................        9,154,294         194,543
      Expense reductions (Note 4) ........................................          (18,760)         (1,572)
      Expenses waived/paid by affiliate (Note 3d) ........................               --         (22,238)
                                                                             -------------------------------
         Net expenses ....................................................        9,135,534         170,733
                                                                             -------------------------------
            Net investment income ........................................      119,375,531       2,239,743
                                                                             -------------------------------
Net realized gain (loss) from investments ................................               --             190
                                                                             -------------------------------
Net increase (decrease) in net assets resulting from operations ..........   $  119,375,531   $   2,239,933
                                                                             ===============================


                         Annual Report | See notes to financial statements. | 33

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                             ----------------------------------------------------------------------
                                                                                                  THE U.S. GOVERNMENT SECURITIES
                                                                 THE MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                                             ----------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,                YEAR ENDED JUNE 30,
                                                                   2005              2004              2005             2004
                                                             ----------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................  $   119,375,531   $    49,426,140    $   2,239,743    $   1,508,957
      Net realized gain (loss) from investments ...........               --             3,825              190            5,742
                                                             ----------------------------------------------------------------------
         Net increase (decrease) in net assets resulting
          from operations .................................      119,375,531        49,429,965        2,239,933        1,514,699
   Distributions to shareholders from net
      investment income ...................................     (119,375,531)      (49,429,965)(a)   (2,239,933)(b)   (1,514,699)(c)
   Capital share transactions (Note 2) ....................      171,085,254       174,194,451       (7,053,156)     (83,943,475)
                                                             ----------------------------------------------------------------------
         Net increase (decrease) in net assets ............      171,085,254       174,194,451       (7,053,156)     (83,943,475)
Net assets (there is no undistributed net investment
   income at beginning or end of year):
      Beginning of year ...................................    5,505,394,164     5,331,199,713      117,814,554      201,758,029
                                                             ----------------------------------------------------------------------
      End of year .........................................  $ 5,676,479,418   $ 5,505,394,164    $ 110,761,398    $ 117,814,554
                                                             ----------------------------------------------------------------------

(a) Distributions were increased by a net realized gain from investments of $3,825.

(b) Distributions were increased by a net realized gain from investments of $190.

(c) Distributions were increased by a net realized gain from investments of $5,742.


34 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Portfolios are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolios' Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Portfolio distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the portfolio that incurred the expense.


                                                              Annual Report | 35

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                                    ----------------------------------
                                                                                          THE U.S.
                                                                                         GOVERNMENT
                                                                          THE            SECURITIES
                                                                      MONEY MARKET      MONEY MARKET
                                                                        PORTFOLIO         PORTFOLIO
                                                                    ----------------------------------
Year ended June 30, 2005
  Shares sold ...................................................   $  5,623,149,272   $   52,184,664
  Shares issued in reinvestment of distributions ................        119,380,707        2,240,711
  Shares redeemed ...............................................     (5,571,444,725)     (61,478,531)
                                                                    ----------------------------------
  Net increase (decrease) .......................................   $    171,085,254   $   (7,053,156)
                                                                    ==================================
Year ended June 30, 2004
  Shares sold ...................................................   $  5,413,860,590   $  145,540,988
  Shares issued in reinvestment of distributions ................         49,424,401        1,513,783
  Shares redeemed ...............................................     (5,289,090,540)    (230,998,246)
                                                                    ----------------------------------
  Net increase (decrease) .......................................   $    174,194,451   $  (83,943,475)
                                                                    ==================================


36 | Annual Report

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Portfolios are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

--------------------------------------------------------------------------------
 SUBSIDIARY                                                   AFFILIATION
--------------------------------------------------------------------------------
 Franklin Advisers Inc. (Advisers)                            Investment manager
 Franklin Templeton Investor Services LLC (Investor Services) Transfer agent

A. MANAGEMENT FEE

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2005, the shares of The Money Market Portfolio were owned by the following funds:

                                                                        ----------------------------------
                                                                                          PERCENTAGE OF
                                                                           SHARES       OUTSTANDING SHARES
                                                                        ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..............   3,934,213,030        69.31%
Franklin Money Fund .................................................   1,452,679,478        25.59%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .........     191,755,157         3.38%
Franklin Templeton Money Fund Trust - Franklin Templeton
  Money Fund ........................................................      97,831,753         1.72%

At June 30, 2005, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                        ----------------------------------
                                                                                          PERCENTAGE OF
                                                                           SHARES       OUTSTANDING SHARES
                                                                        ----------------------------------
Franklin Federal Money Fund .........................................     110,761,398       100.00%

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.


                                                              Annual Report | 37

THE MONEY MARKET PORTFOLIOS

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the year ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2005 and 2004, was as follows:

                                                      ---------------------------------------------------------
                                                                                        THE U.S. GOVERNMENT
                                                            THE MONEY MARKET                SECURITIES
                                                               PORTFOLIO              MONEY MARKET PORTFOLIO
                                                      ---------------------------------------------------------
                                                           2005           2004           2005          2004
                                                      ---------------------------------------------------------
Distributions paid from -
  ordinary income .................................   $ 119,375,531   $ 49,429,965   $ 2,239,933   $ 1,514,699
                                                      =========================================================

At June 30, 2005, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                                                -------------------------------
                                                                                                    THE U.S.
                                                                                                   GOVERNMENT
                                                                                      THE          SECURITIES
                                                                                 MONEY MARKET     MONEY MARKET
                                                                                   PORTFOLIO       PORTFOLIO
                                                                                -------------------------------
Cost of investments .........................................................   $ 5,668,073,693   $120,695,418
                                                                                -------------------------------
Undistributed ordinary income ...............................................   $         7,233   $         62
                                                                                -------------------------------

6. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices


38 | Annual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


                                                              Annual Report | 39

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


40 | Annual Report

THE MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio constituting The Money Market Portfolios, (hereafter referred to as the "Funds") at June 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 10, 2005


                                                              Annual Report | 41

THE MONEY MARKET PORTFOLIOS

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee        Since 1992           142                       Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee        Since 1998           51                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Trustee        Since 1992           143                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee        Since June           135                       Director, Amerada Hess Corporation
One Franklin Parkway                            2005                                           (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                       gas), H.J. Heinz Company (processed
                                                                                               foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad),and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee        Since 1992           116                       Director, The California Center for
One Franklin Parkway                                                                           Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


42 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Trustee        Since 1992           142                       Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                       (biotechnology), and Overstock.com
                                                                                               (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and    Trustee since        142                       None
One Franklin Parkway             Chairman of    1992 and
San Mateo, CA 94403-1906         the Board      Chairman of the
                                                Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee and    Trustee since        126                       None
One Franklin Parkway             President and  1992 and
San Mateo, CA 94403-1906         Chief          President and
                                 Executive      Chief Executive
                                 Officer -      Officer -
                                 Investment     Investment
                                 Management     Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President Since 1992           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief          Since 2004           Not Applicable            Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 49 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer      Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 33 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (1960)        Vice President Since 1995           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice    Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 49 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President Since 2002           Not Applicable            Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals,
Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)         Vice President Since 2000           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief          Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 49 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $4,669 for the fiscal year ended June 30, 2005 and $78,970 for the fiscal year ended June 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended June 30, 2005 and $52,158 for the fiscal year ended June 30, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended June 30, 2005 and $0 for the fiscal year ended June 30, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2005 and $2,567 for the fiscal year ended June 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended June 30, 2005 and $97,433 for the fiscal year ended June 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended June 30, 2005 and $152,158 for the fiscal year ended June 30, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005


By     GALEN G. VETTER
      ---------------
    /s/Galen G. Vetter
      Chief Financial Officer
Date    August 19, 2005